Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of Consolidated Financial Statements - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents		$ 5,443,562	$ 4,500,379
Accounts receivable		2,552,738	6,772,988
Inventories		592,382	189,106
Other current assets		1,967,306	1,840,182
Investment in a limited partnership and an equity investee		1,145,404	1,179,300
Property and equipment, net		1,697,576	3,111,717
Goodwill			5,767,504
Right of use assets		796,653	1,666,777
Deferred tax assets		357,878	1,800,493
Other noncurrent assets		17,539	1,456,322
Total Assets		14,571,038	28,284,768
LIABILITIES
Advances from customers		838,838	395,263
Income tax payable		6,734	2,292,765
Operating lease liabilities, current and non-current		808,156	1,702,478
Due to Zhongchao Inc.	[1]	564,652	762,962
Other current liabilities		1,593,106	992,558
Deferred tax liabilities		128,250	208,200
Total Liabilities		3,939,736	6,354,226
Revenues		19,433,945	14,151,516	$ 16,096,769
(Loss) Income from Operations		(11,846,266)	(1,716,154)	418,235
Net (Loss) Income		$ (10,780,772)	$ (1,427,296)	$ 838,838

[1]	The balances due from/to Zhongchao Inc., are eliminated on consolidation.